MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefit contributions	¥ 413	¥ 321	¥ 264